OTHER (INCOME) EXPENSE (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
(Income) losses from associates and joint ventures	CAD (14)	CAD 216
Net loss on divestitures pertaining to investments	0	11
Other investment income	(5)	(36)
Total other (income) expense	(19)	191
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	CAD 20	CAD (140)